INTANGIBLE ASSETS - BREAKDOWN (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Additions		$ 55,977,000	$ 2,827,000
Acquisitions from business combination		0	0
Disposals		1,911,000	1,506,000
Transfers		0	4,362,000
Reclassifications between intangible and PP & E		12,623,000	6,348,530
Translation differences		(12,046,000)	(36,419,530)
Hyperinflation Adjustments		6,150,000	5,486,000
Intangible assets other than goodwill	$ 106,643,000	160,041,000
Intangible assets other than goodwill	160,041,000		230,104,000
Cost
Disclosure of detailed information about intangible assets [line items]
Additions	2,958,000	1,249,000	62,134,000
Acquisitions from business combination	0	0	0
Disposals	10,492,000	4,247,000	2,871,000
Transfers	10,431,000	53,000	4,362,000
Reclassifications between intangible and PP & E	12,572,000	12,623,000	6,348,530
Translation differences	(57,166,000)	(22,581,000)	(69,978,530)
Hyperinflation Adjustments	4,733,000	8,325,000	12,795,000
Intangible assets other than goodwill		528,556,000	533,134,000
Intangible assets other than goodwill	528,556,000	533,134,000	520,344,000
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Additions	(46,981,000)
Acquisitions from business combination	0
Disposals	(10,441,000)
Transfers	(10,431,000)
Reclassifications between intangible and PP & E	0
Translation differences	36,378,000
Hyperinflation Adjustments	(3,725,000)
Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Additions		(57,226,000)	(58,681,000)
Acquisitions from business combination		0	0
Disposals		(2,336,000)	(1,365,000)
Transfers		(53,000)	0
Reclassifications between intangible and PP & E		0	0
Translation differences		9,465,000	32,455,000
Hyperinflation Adjustments		(2,175,000)	(7,309,000)
Intangible assets other than goodwill		(345,594,000)	(297,941,000)
Intangible assets other than goodwill	(345,594,000)	(297,941,000)	(265,771,000)
Accumulated impairment [member]
Disclosure of detailed information about intangible assets [line items]
Additions		0	(626,000)
Acquisitions from business combination		0	0
Disposals		0	0
Transfers		0	0
Reclassifications between intangible and PP & E		0	0
Translation differences		1,070,000	1,104,000
Hyperinflation Adjustments		0	0
Intangible assets other than goodwill		(22,921,000)	(23,991,000)
Intangible assets other than goodwill	(22,921,000)	(23,991,000)	(24,469,000)
Development | Cost
Disclosure of detailed information about intangible assets [line items]
Additions	99,000	184,000	2,081,000
Acquisitions from business combination	0	0	0
Disposals	0	41,000	777,000
Transfers	403,000	(1,000)	0
Reclassifications between intangible and PP & E	0	0	(4,192,780)
Translation differences	(28,000)	(3,213,000)	2,851,780
Hyperinflation Adjustments	174,000	434,000	431,000
Intangible assets other than goodwill		2,453,000	5,090,000
Intangible assets other than goodwill	2,453,000	5,090,000	4,696,000
Development | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Additions	(165,000)
Acquisitions from business combination	0
Disposals	0
Transfers	(400,000)
Reclassifications between intangible and PP & E	0
Translation differences	59,000
Hyperinflation Adjustments	(172,000)
Development | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Additions		(154,000)	(181,000)
Acquisitions from business combination		0	0
Disposals		(41,000)	(14,000)
Transfers		0	0
Reclassifications between intangible and PP & E		0	0
Translation differences		251,000	727,000
Hyperinflation Adjustments		(148,000)	(516,000)
Intangible assets other than goodwill		(657,000)	(647,000)
Intangible assets other than goodwill	(657,000)	(647,000)	(691,000)
Customer base | Cost
Disclosure of detailed information about intangible assets [line items]
Additions	0	0	0
Acquisitions from business combination	0	0	0
Disposals	622,000	0	411,000
Transfers	639,000	0	0
Reclassifications between intangible and PP & E	0	0	0
Translation differences	(22,656,000)	(5,202,000)	(38,285,000)
Hyperinflation Adjustments	3,029,000	5,226,000	9,725,000
Intangible assets other than goodwill		262,951,000	262,927,000
Intangible assets other than goodwill	262,951,000	262,927,000	291,898,000
Customer base | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Additions	(19,848,000)
Acquisitions from business combination	0
Disposals	(720,000)
Transfers	(630,000)
Reclassifications between intangible and PP & E	0
Translation differences	15,695,000
Hyperinflation Adjustments	(2,497,000)
Customer base | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Additions		(22,570,000)	(23,423,000)
Acquisitions from business combination		0	0
Disposals		0	(150,000)
Transfers		(234,000)	0
Reclassifications between intangible and PP & E		0	0
Translation differences		2,083,000	18,461,000
Hyperinflation Adjustments		(1,434,000)	(4,820,000)
Intangible assets other than goodwill		(165,445,000)	(143,290,000)
Intangible assets other than goodwill	(165,445,000)	(143,290,000)	(133,658,000)
Software | Cost
Disclosure of detailed information about intangible assets [line items]
Additions	2,859,000	1,065,000	53,035,000
Acquisitions from business combination	0	0	0
Disposals	9,748,000	2,771,000	676,000
Transfers	8,327,000	507,000	5,182,000
Reclassifications between intangible and PP & E	12,572,000	12,623,000	7,618,350
Translation differences	(28,647,000)	(7,371,000)	(30,591,350)
Hyperinflation Adjustments	1,349,000	2,386,000	2,363,000
Intangible assets other than goodwill		201,405,000	194,966,000
Intangible assets other than goodwill	201,405,000	194,966,000	158,035,000
Software | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Additions	(23,405,000)
Acquisitions from business combination	0
Disposals	(9,721,000)
Transfers	(9,966,000)
Reclassifications between intangible and PP & E	0
Translation differences	18,228,000
Hyperinflation Adjustments	(833,000)
Software | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Additions		(25,025,000)	(28,992,000)
Acquisitions from business combination		0	0
Disposals		(2,212,000)	(48,000)
Transfers		0	0
Reclassifications between intangible and PP & E		0	0
Translation differences		2,425,000	10,269,000
Hyperinflation Adjustments		(370,000)	(1,265,000)
Intangible assets other than goodwill		(134,603,000)	(113,845,000)
Intangible assets other than goodwill	(134,603,000)	(113,845,000)	(93,905,000)
Other intangible assets [member] | Cost
Disclosure of detailed information about intangible assets [line items]
Additions	0	0	6,091,000
Acquisitions from business combination	0	0	0
Disposals	97,000	1,410,000	1,007,000
Transfers	1,062,000	52,000	(820,000)
Reclassifications between intangible and PP & E	0	0	2,678,700
Translation differences	(5,835,000)	(6,336,000)	(3,409,700)
Hyperinflation Adjustments	181,000	279,000	276,000
Intangible assets other than goodwill		61,647,000	69,062,000
Intangible assets other than goodwill	61,647,000	69,062,000	65,253,000
Other intangible assets [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Additions	(3,563,000)
Acquisitions from business combination	0
Disposals	0
Transfers	565,000
Reclassifications between intangible and PP & E	0
Translation differences	2,396,000
Hyperinflation Adjustments	(223,000)
Other intangible assets [member] | Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Additions		(9,477,000)	(6,085,000)
Acquisitions from business combination		0	0
Disposals		(83,000)	(1,153,000)
Transfers		181,000	0
Reclassifications between intangible and PP & E		0	0
Translation differences		4,705,000	2,998,000
Hyperinflation Adjustments		(223,000)	(708,000)
Intangible assets other than goodwill		(44,890,000)	(40,159,000)
Intangible assets other than goodwill	(44,890,000)	(40,159,000)	(37,517,000)
Work in progress | Cost
Disclosure of detailed information about intangible assets [line items]
Additions	0	0	927,000
Acquisitions from business combination	0	0	0
Disposals	25,000	25,000	0
Transfers	0	(505,000)	0
Reclassifications between intangible and PP & E	0	0	244,260
Translation differences	0	(459,000)	(544,260)
Hyperinflation Adjustments	0	0	0
Intangible assets other than goodwill		100,000	1,089,000
Intangible assets other than goodwill	$ 100,000	$ 1,089,000	$ 462,000